STOCKHOLDER EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDER EQUITY

NOTE 9 – STOCKHOLDER EQUITY

Preferred stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value preferred stock. As of March 31, 2024 and December 31, 2023, the Company has designated 200 shares of Series A preferred stock, 600 shares of Series B preferred stock, 4,200 shares of Series C Preferred Stock, 1,400 shares of Series D Preferred Stock, 1,000 shares of Series E Preferred Stock and 200,000 shares of Series F Preferred Stock. As of March 31, 2024 and December 31, 2023, there were no outstanding shares of Series A, Series B, Series D, Series E and Series F preferred stock.

Series C Preferred Stock

As of March 31, 2024 and December 31, 2023, the Company had 105 shares of Series C Preferred stock issued and outstanding. During the three months ended March 31, 2024, the conversion price of the Series C Preferred stock was reset from $2.50 per share to $0.5302 per share. As such, the Company recorded a noncash deemed dividend of $132,931 during the three months ended March 31, 2024.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Common stock

On January 31, 2024, the Company filed a Reverse Stock Split Amendment with the Secretary of State of the State of Delaware, effective February 2, 2024. Pursuant to the Reverse Stock Split Amendment, the Company effected a 1-for-10 reverse stock split of its issued and outstanding shares of common stock. The Company accounted for the reverse stock split on a retrospective basis pursuant to ASC 260, Earnings Per Share. All authorized, issued and outstanding common stock, common stock warrants, stock option awards, exercise prices and per share data have been adjusted in these consolidated financial statements, on a retroactive basis, to reflect the reverse stock split for all periods presented. Authorized common and preferred stock was not adjusted because of the reverse stock split.

The Company is authorized to issue 200,000,000 shares of $0.001 par value common stock. As of March 31, 2024 and December 31, 2023, the Company had 11,165,007 and 9,040,043 shares issued and outstanding, respectively.

During the three months ended March 31, 2024, the Company issued an aggregate of 1,862,744 shares of common stock for services at a fair value of $1,250,595.

During the three months ended March 31, 2024, the Company issued an aggregate of 1,500 shares of common stock for vested restricted stock units.

At March 31, 2024, the Company accrued 75,000 shares of common stock due a consultant at an estimated fair value of $123,500.

Sale of common stock.

On January 12, 2024, the Company entered into a securities purchase agreement with certain accredited and institutional investors, pursuant to which the Company sold to the investors an aggregate of 260,720 shares of the Company’s common stock and warrants to purchase up to 130,363 shares of common stock, at a purchase price of $3.989 per share and a warrant to purchase one-half of a share. The warrants have an exercise price of $3.364 per share, will become exercisable six months after the date of issuance and will expire five and one-half years following the date of issuance. The gross proceeds from this offering were $1,040,000.

NOTE 9 – STOCKHOLDER EQUITY

Preferred stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value preferred stock. As of December 31, 2023 and 2022, the Company has designated 200 shares of Series A preferred stock, 600 shares of Series B preferred stock, 4,200 shares of Series C Preferred Stock, 1,400 shares of Series D Preferred Stock, 1,000 shares of Series E Preferred Stock and 200,000 shares of Series F Preferred Stock. As of December 31, 2023, and 2022, there were no outstanding shares of Series A, Series B, Series D, Series E and Series F preferred stock.

Common stock

On January 31, 2024, the Company filed a Reverse Stock Split Amendment with the Secretary of State of the State of Delaware, effective February 2, 2024. Pursuant to the Reverse Stock Split Amendment, the Company effected a 1-for-10 reverse stock split of its issued and outstanding shares of common stock. The Company accounted for the reverse stock split on a retrospective basis pursuant to ASC 260, Earnings Per Share. All authorized, issued and outstanding common stock, common stock warrants, stock option awards, exercise prices and per share data have been adjusted in these consolidated financial statements, on a retroactive basis, to reflect the reverse stock split for all periods presented. Authorized common and preferred stock was not adjusted because of the reverse stock split.

The Company is authorized to issue 200,000,000 shares of $0.001 par value common stock. As of December 31, 2023 and 2022, the Company had 9,040,043 and 5,505,068 shares issued and outstanding, respectively.

2022:

During the year ended December 31, 2022, the Company issued 193,000 shares of common stock for services at a fair value of $2,108,500.

During the year ended December 31, 2022, the Company issued an aggregate of 25,917 shares of its common stock for vested restricted stock units.

During the year ended December 31, 2022, the Company issued an aggregate of 23,864 shares of its common stock in settlement of outstanding accounts payable of $105,000.

On November 3, 2022, the Company reduced the exercise price of the March 21, 2022 issued warrants (see below) from an exercise price of $14.00 per share to $2.50 per share from November 4, 2022 through November 10, 2022. The Company issued an aggregate of 87,300 shares of Common Stock for warrants exercised for a total of $218,250.

At December 31, 2022, the Company accrued 237,000 obligated, but unissued shares of common stock for services at a fair value of $1,060,740.

Sale of common stock

On March 21, 2022, the Company entered into a securities purchase agreement with several institutional and accredited investors, pursuant to which the Company sold in a registered direct offering an aggregate of 261,313 shares of the Company’s common stock, at an offering price of $11.50 per share and warrants to purchase up to 261,313 shares of common stock at an exercise price of $14.00 per share, that are exercisable six months after the date of issuance and will expire three and one-half years following the date of issuance, for gross proceeds of approximately $3,005,000, net of expenses of approximately $5,000.

On June 24, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Laidlaw & Company (UK) Ltd. (the “Underwriter”), which was amended and restated on June 28, 2022 (the “Amended and Restated Underwriting Agreement”), relating to a best-efforts public offering (the “June 2022 Offering”) of 434,168 shares of the Company’s common stock. The public offering price of the common stock was $7.50 per share. After the underwriting discounts, which includes a reduced discount with respect to certain Company-introduced investors, and offering expenses, the Company received net proceeds from the offering of approximately $2,818,000.

Pursuant to the Amended and Restated Underwriting Agreement, the Company issued to the Underwriter, or its designees warrants to purchase up to an aggregate 21,709 shares of common stock, or 5% of the number of common stock sold in the offering.

On November 18, 2022, the Company entered into a Securities Purchase Agreement with certain accredited investors pursuant to which the Company sold to the investors an aggregate of 354,152 shares (the “Shares”) of the Company’s common stock at a purchase price of $4.10 per share, in exchange for aggregate consideration of $1,411,775, net of expenses of $40,225.

On December 21, 2022, the Company entered into a Securities Purchase Agreement with certain institutional and accredited investors pursuant to which the Company sold to the investors an aggregate of 216,162 shares of the Company’s common stock at a purchase price of $5.10 per share, and warrants to purchase up to 108,081 shares of common stock at an exercise price of $4.50 per share, that are exercisable six months after the date of issuance and will expire five and one-half years following the date of issuance, in exchange for aggregate consideration of $1,050,960, net of expenses of $47,132.

ATM Sales Agreement

On May 17, 2022, the Company entered into an ATM Sales Agreement (the “Sales Agreement”) with Virtu Americas LLC to act as the Company’s sales agent or principal (“Agent”), with respect to the issuance and sale of up to $10.0 million of the Company’s shares of common stock, from time to time in an at-the-market public offering.

The Company will pay Agent a commission of up to 2.5% of the gross proceeds from the sale of the common stock pursuant to the Sales Agreement.

From May 18, 2022 through November 29, 2022, the Company sold 308,491 shares of its common stock through the Sales Agreement for net proceeds of $2,069,582, after transactional costs of $121,926.

On November 30, 2022, the Company delivered written notice to the Agent to terminate the Sales Agreement, effective December 1, 2022 pursuant to Section 13(b) of the Sales Agreement. The Company is not subject to any termination penalties related to the termination of the Sales Agreement.

2023:

During the year ended December 31, 2023, the Company issued an aggregate of 882,463 shares of common stock for services at a fair value of $7,617,242, of which 237,000 common shares at a fair value of $1,060,740 was recognized as stock based compensation during the year ended December 31, 2022.

During the year ended December 31, 2023, the Company issued an aggregate of 8,800 shares of common stock in settlement of 2022 board fees at a fair value of $104,720.

During the year ended December 31, 2023, the Company issued an aggregate of 37,961 shares of common stock for vested restricted stock units.

At December 31, 2023, the Company accrued board fees of $230,000 as stock based compensation.

Equity sales:

BioSig Technologies, Inc.:

In 2023, the Company entered into multiple Securities Purchase Agreements with certain institutional and accredited investors, pursuant to which the Company sold to the investors an aggregate of 1,613,906 shares of common stock at an average purchase price of $8.7571 per share, and warrants to purchase up to an aggregate of 806,981 shares of common stock at an average exercise price of $8.1324 per share, that will become exercisable six months after the date of issuance and will expire five and one-half years following the date of issuance, in exchange for aggregate consideration of $13,140,441, net of transactional expenses of $727,333.44 (the “2023 PIPEs”).

Pursuant to certain engagement agreements, dated October 11, 2022, February 24, 2023 and July 26, 2023, the Company had entered into with Laidlaw & Company (UK) Ltd. (“Laidlaw”), the Company issued to Laidlaw in connection with the 2023 PIPEs, warrants to purchase an aggregate of 77,405 shares of common stock at an average exercise price of $7.85 per share. The Laidlaw warrants become exercisable six months after the date of issuance and will expire five and one-half years following the date of issuance.

On November 8, 2023, the Company entered into a Securities Purchase Agreement with an institutional investor, pursuant to which the Company sold in a registered direct offering (the “Offering”), (i) 699,693 shares (the “Shares”) of the Company’s common stock, $0.001 par value per share (the “Common Stock”), (ii) Series A warrants (the “Series A Warrants”) to purchase up to 699,693 shares of Common Stock, and (iii) Series B Warrants (the “Series B Warrants”, and together with the Series A Warrants, the “Series Warrants”) to purchase up to 699,693 shares of Common Stock, at a purchase price of $3.573 per Share and associated Series Warrants. The Series Warrants have an exercise price of $3.573 per share and will become exercisable on the effective date of stockholder approval for the issuance of the shares upon exercise of the Series Warrants (or, if permitted by the applicable rules and regulations of the Nasdaq Stock Market, upon payment by the holder of $1.25 per share in addition to the applicable exercise price). The Series A Warrants will expire five years from the date of issuance and the Series B Warrants will expire eighteen months from the date of issuance.

H.C. Wainwright & Co., LLC (the “Placement Agent”) acted as the Company’s exclusive placement agent in the Offering. In connection with the Offering, the Company paid the Placement Agent a cash fee equal to seven percent (7.0%) of the aggregate gross proceeds raised in the Offering and a management fee equal to one percent (1.0%) of the aggregate gross proceeds raised in the Offering. The Company had also paid the Placement Agent $50,000 for non-accountable expenses and $15,950 for clearing fees. In addition, the Company issued the Placement Agent or its designees, warrants to purchase up to 48,979 shares of Common Stock (equal to 7.0% of the aggregate number of Shares sold in the Offering), which warrants have the same terms and conditions as the Series A Warrants, except that such warrants have an exercise price of $4.466 per share, which represents 125% of the offering price per Share and accompanying Series Warrants (the “Placement Agent Warrants”, and together with Series Warrants, the “Warrants”).

The Shares and the Warrants (and shares issuable upon exercise of the Warrants) were offered and sold by the Company pursuant to a shelf registration statement on Form S-3 (File No. 333-251859) (the “Shelf Registration Statement”), previously filed with the Securities and Exchange Commission (the “SEC”) on December 31, 2020, and declared effective by the SEC on January 12, 2021, and the base prospectus included therein. A final prospectus supplement relating to the Offering, dated November 8, 2023, and the accompanying prospectus, has been filed with the SEC. The closing of the Offering occurred on November 13, 2023. The net proceeds to the Company from the Offering, after deducting fees and expenses, were approximately $2.2 million.

ATM Sales Agreements

On August 18, 2023, the Company entered into a Controlled Equity Offering℠ Sales Agreement (the “Cantor Sales Agreement”) with Cantor Fitzgerald & Co. to act as the Company’s sales agent or principal (“Cantor”), with respect to the issuance and sale of up to $30.0 million of the Company’s shares of common stock, from time to time in an at-the-market public offering.

The Company agreed to pay Cantor a commission of equal to 3.0% of the gross proceeds from the sale of the shares of common stock pursuant to the Cantor Sales Agreement.

From August 22, 2023 through September 6, 2023, the Company sold 21,881 shares of its common stock through the Cantor Sales Agreement for net deficit of $(899), after transactional costs of $120,430.

The Company terminated the Cantor Sales Agreement with Cantor, effective as of September 15, 2023.

On September 15, 2023, the Company entered into an At-The-Market Issuance Sales Agreement (the “Ascendiant Sales Agreement”) with Ascendiant Capital Markets, LLC, to act as the Company’s sales agent or principal (“Ascendiant”), with respect to the issuance and sale of up to $30.0 million of the Company’s shares of common stock, from time to time in an at-the-market public offering.

The Company agreed to pay Ascendiant a commission of equal to 3.0% of the gross proceeds from the sale of the shares of common stock pursuant to the Ascendiant Sales Agreement.

From September 21, 2023 through September 25, 2023, the Company sold 28,911 shares of its common stock through the Ascendiant Sales Agreement for $60,876, after transactional costs of $70,806.

The Company terminated the Ascendiant Sales Agreement with Ascendiant, effective as of November 6, 2023.

BioSig AI Sciences, Inc.:

In June and July 2023, BioSig AI sold an aggregate of 2,205,000 shares of its common stock for net proceeds of $1,971,277 ($1.00 per share). Prior to such sale, BioSig AI was a wholly owned subsidiary. At December 31, 2023, BioSig had a majority interest in BioSig AI of 84.5%.

Pursuant to an engagement agreement, dated June 13, 2023, as amended on July 19, 2023, BioSig AI entered into with Laidlaw, BioSig AI issued to Laidlaw warrants to purchase an aggregate of 130,500 shares of its common stock at an exercise price of $1.00 per share. The Laidlaw warrants become exercisable immediately and will expire five years following the date of issuance.